Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

Note 8 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. There was no income tax expense for the period from March 23, 2021 (inception) through December 31, 2021.

The income tax provision (benefit) consists of the following:

	December 31, 2022	December 31, 2021
Current
Federal	$802,367	—
State	—	—
Deferred		—
Federal	(205,053)	(114,287)
State	—	—
Valuation on allowance	205,053	114,287
Income tax provision	$802,367	—

The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$319,341	$82,514
Net operating loss carryforwards	—	31,773
Total deferred tax assets	319,341	114,287
Valuation allowance	(319,341)	(114,287)
Deferred tax asset, net of allowance	$—	$—

As of December 31, 2022 and 2021, the Company had $0 and $151,300, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income which do not expire.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At December 31, 2022 and 2021, the valuation allowance was $319,341 and $114,287, respectively.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in valuation allowance	7.2%	(21.0)%
Income Taxes Benefit	28.2%	0.0%